Segment information - Reporting segments (Details)	12 Months Ended
Jun. 30, 2025 item category segment
Disclosure of operating segments
Number of distinct businesses | item	2
Number of reportable segments	6
Chemicals Business
Disclosure of operating segments
Number of reportable segments	3
Number of product categories | category	2